PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014
Schedule of Property, Plant and Equipment [Table Text Block]
	January 31, 2015
		Accumulated	Net Book
	Cost	Depreciation	Value

Buildings	$294,961	$88,489	$206,472
Equipment	187,199	107,708	79,491
Furniture and fixtures	19,185	12,780	6,405
Computer equipment	60,073	45,419	14,654
	$561,418	$254,396	$307,022

	January 31, 2014
		Accumulated	Net Book
	Cost	Depreciation	Value

Buildings	$294,961	$56,043	$238,918
Equipment	187,199	87,835	99,364
Furniture and fixtures	19,185	11,179	8,006
Computer equipment	59,102	39,300	19,802
	$560,447	$194,357	$366,090